DIRECT OPERATING COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Expense relating to short-term leases	$ 9	$ 4
Expense relating to leases of low-value leases	$ 3	$ 13